Debt Securities in Issue - Summary of Debt Securities in Issue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Debt securities in issue [line items]
Debt securities in issue	¥ 16,576,423	¥ 14,387,415
Sumitomo mitsui banking corporation [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 2,696,208	2,188,904
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue, Maturity year	2026
Debt securities in issue	¥ 59,999	59,998
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	2.17%
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	2.21%
Sumitomo mitsui banking corporation [member] | Commercial paper [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 2,237,882	1,819,529
Sumitomo mitsui banking corporation [member] | Commercial paper [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	1.96%
Sumitomo mitsui banking corporation [member] | Commercial paper [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	4.91%
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 378,138	281,872
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Australian dollars
Debt securities in issue	¥ 12,030	5,838
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Hong Kong dollars
Debt securities in issue	¥ 8,159	21,667
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2025
Debt securities in issue, Interest rate	3.30%
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Minimum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2026
Debt securities in issue, Interest rate	4.77%
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Minimum [member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2025
Debt securities in issue, Interest rate	2.90%
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2045
Debt securities in issue, Interest rate	6.90%
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Maximum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2027
Debt securities in issue, Interest rate	4.80%
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Maximum [member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2028
Debt securities in issue, Interest rate	4.16%
Other subsidiaries [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 2,745,934	2,682,046
Other subsidiaries [member] | Subordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue, Maturity year	2028
Debt securities in issue	¥ 20,000	20,000
Other subsidiaries [member] | Subordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	4.00%
Other subsidiaries [member] | Subordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	4.15%
Other subsidiaries [member] | Commercial paper [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 1,913,474	1,751,568
Other subsidiaries [member] | Commercial paper [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	0.30%
Other subsidiaries [member] | Commercial paper [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	7.97%
Other subsidiaries [member] | Unsubordinated bonds [Member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 6,700	8,606
Other subsidiaries [member] | Unsubordinated bonds [Member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	euros
Debt securities in issue	¥ 476,416	566,906
Other subsidiaries [member] | Unsubordinated bonds [Member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Australian dollars
Debt securities in issue	¥ 183	250
Other subsidiaries [member] | Unsubordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 69,764	84,114
Other subsidiaries [member] | Unsubordinated bonds [Member] | Indonesia, Rupiahs [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Indonesian rupiah
Debt securities in issue	¥ 63,884	33,651
Other subsidiaries [member] | Unsubordinated bonds [Member] | Indian, Rupees [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Indian rupee
Debt securities in issue	¥ 195,513	216,951
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2025
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2025
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2027
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2025
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | Indonesia, Rupiahs [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2025
Debt securities in issue, Interest rate	6.10%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | Indian, Rupees [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2025
Debt securities in issue, Interest rate	7.14%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2037
Debt securities in issue, Interest rate	4.02%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2031
Debt securities in issue, Interest rate	3.60%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2028
Debt securities in issue, Interest rate	0.75%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2050
Debt securities in issue, Interest rate	7.20%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | Indonesia, Rupiahs [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2030
Debt securities in issue, Interest rate	7.45%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | Indian, Rupees [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2035
Debt securities in issue, Interest rate	9.50%
SMFG [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 11,134,281	9,516,465
SMFG [member] | Subordinated bonds [Member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 869,239	493,492
SMFG [member] | Subordinated bonds [Member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	euros
SMFG [member] | Subordinated bonds [Member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Australian dollars
SMFG [member] | Subordinated bonds [Member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Hong Kong dollars
SMFG [member] | Subordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 752,730	701,064
SMFG [member] | Subordinated bonds [Member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2029
Debt securities in issue, Interest rate	2.14%
SMFG [member] | Subordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2025
Debt securities in issue, Interest rate	0.47%
SMFG [member] | Subordinated bonds [Member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2045
Debt securities in issue, Interest rate	6.18%
SMFG [member] | Subordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2035
Debt securities in issue, Interest rate	2.35%
SMFG [member] | Unsubordinated bonds [Member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 8,015,219	7,204,601
SMFG [member] | Unsubordinated bonds [Member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue	1,189,176	799,166
SMFG [member] | Unsubordinated bonds [Member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue	¥ 61,456	52,553
SMFG [member] | Unsubordinated bonds [Member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2028
Debt securities in issue, Interest rate	3.54%
Debt securities in issue	¥ 6,059	5,589
SMFG [member] | Unsubordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 240,402	¥ 260,000
SMFG [member] | Unsubordinated bonds [Member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2025
Debt securities in issue, Interest rate	0.95%
SMFG [member] | Unsubordinated bonds [Member] | Minimum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2026
Debt securities in issue, Interest rate	0.30%
SMFG [member] | Unsubordinated bonds [Member] | Minimum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2026
Debt securities in issue, Interest rate	3.40%
SMFG [member] | Unsubordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2026
Debt securities in issue, Interest rate	0.55%
SMFG [member] | Unsubordinated bonds [Member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2052
Debt securities in issue, Interest rate	6.71%
SMFG [member] | Unsubordinated bonds [Member] | Maximum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2035
Debt securities in issue, Interest rate	4.49%
SMFG [member] | Unsubordinated bonds [Member] | Maximum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2028
Debt securities in issue, Interest rate	4.13%
SMFG [member] | Unsubordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2035
Debt securities in issue, Interest rate	2.15%